SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of operating segments	4	4
Number of reporting units tested for goodwill	4
Freight Delivery And Global Reporting Unit
Number of reporting units tested for goodwill	2	2